Via Electronic Filing

March 21, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  	Division of Investment Management

	Re: 	Mercury Global Holdings, Inc.
		Post-Effective Amendment No. 24to the
		Registration Statement on Form N-1A
		(Securities Act File No. 2-89834
		Investment Company Act file No. 811-4351)

Ladies and Gentlemen:

	Pursuant to Rule 497 (j) under the
Securities Act of 1933, as amended
(the "1933 Act"), Mercury Global Holdings, Inc.,
(the "Fund") hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 24, the most recent amendment to the Fund's
Registration Statement on Form N-1A; and
2. the text of Post-Effective Amendment
No. 24 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 19, 2003.
Very truly yours,

Mercury Global Holdings, Inc.

By: /s/	Susan B. Baker
Secretary